INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sources of income before taxes
Domestic												$ 243,365	$ 171,164	$ 103,587
Foreign												76,222	76,383	64,432
INCOME BEFORE TAXES	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Current income tax expense:
Domestic												40,866	31,395	10,626
Foreign												18,432	4,907	25,664
Total current income tax expense												59,298	36,302	36,290
Deferred income tax expense (benefit):
Domestic												55,790	39,490	26,089
Foreign												2,965	9,275	(10,078)
Total deferred income tax expense										21,729	44,286	58,755	48,765	16,011
Total tax provision	$ 30,423	$ 28,290	$ 30,259	$ 28,252	$ 31,252	$ 33,036	$ 15,915	$ 12,369	$ 23,747	$ 91,784	$ 89,763	$ 118,053	$ 85,067	$ 52,301
Reconciliation of statutory and effective income tax rate
Tax provision at statutory rate (as a percent)										35.00%		35.00%	35.00%	35.00%
State and foreign taxes (as a percent)												1.80%	3.50%	1.20%
Tax contingencies (as a percent)												0.50%	(4.00%)	(4.30%)
Tax credits and incentives (as a percent)												(0.20%)	(0.20%)	(0.40%)
Tax rate and legislative changes (as a percent)													(0.10%)	0.10%
Other (as a percent)												(0.20%)	0.20%	(0.50%)
Total tax provision effective rate (as a percent)	34.80%		36.40%							35.20%	36.40%	36.90%	34.40%	31.10%